1
DF DENT GROWTH FUNDS
DF DENT PREMIER GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
MARCH 31, 2026
The following is a summary of the inputs used to value the
Fund's investments as of March 31, 2026.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of
Shares Security Description Value
Common Stock - 100.0%
Communication Services - 9.1%
42,577 Alphabet, Inc., Class C $ 12,213,638
51,205 Netflix, Inc.
(a)
4,923,361
17,136,999
Consumer Discretionary - 7.0%
62,581 Amazon.com, Inc.
(a)
13,033,745
Financials - 17.0%
8,283 Kinsale Capital Group, Inc. 2,829,970
18,097 Mastercard, Inc., Class A 9,042,347
11,000 Moody's Corp. 4,798,750
5,982 MSCI, Inc. 3,224,358
6,599 S&P Global, Inc.
(a)
2,806,818
30,012 Visa, Inc., Class A 9,070,827
31,773,070
Health Care - 10.4%
52,232 Bio-Techne Corp. 2,729,644
28,007 Danaher Corp. 5,310,127
9,320 Intuitive Surgical, Inc.
(a)
4,296,427
2,871 Stryker Corp. 943,382
4,000 Thermo Fisher Scientific, Inc. 1,966,120
23,627 Veeva Systems, Inc., Class A
(a)
4,150,319
19,396,019
Industrials - 13.3%
28,000 Copart, Inc.
(a)
929,600
35,957 HEICO Corp., Class A 7,590,163
5,795 TransDigm Group, Inc. 6,716,173
69,432 Uber Technologies, Inc.
(a)
4,994,244
29,277 Waste Connections, Inc. 4,755,756
24,985,936
Information Technology - 29.6%
14,081 Amphenol Corp., Class A 1,779,134
18,480 Apple, Inc. 4,690,039
4,044 ASML Holding NV 5,341,437
13,800 Broadcom, Inc. 4,271,238
16,689 Cadence Design Systems, Inc.
(a)
4,637,372
31,324 Guidewire Software, Inc.
(a)
4,684,818
21,024 Microsoft Corp. 7,782,454
6,392 Monolithic Power Systems, Inc. 6,988,693
13,200 Motorola Solutions, Inc. 5,728,404
82,572 Procore Technologies, Inc.
(a)
4,706,604
1,900 ServiceNow, Inc.
(a)
198,645
13,363 Tyler Technologies, Inc.
(a)
4,575,224
55,384,062
Materials - 9.8%
12,805 Ecolab, Inc. 3,406,386
188,036 Perimeter Solutions, Inc.
(a)
4,591,839
13,216 The Sherwin-Williams Co. 4,236,389
Shares Security Description Value
Materials - 9.8% (continued)
22,732 Vulcan Materials Co. $ 6,189,924
18,424,538
Real Estate - 3.8%
38,490 CBRE Group, Inc., Class A
(a)
5,213,855
45,990 CoStar Group, Inc.
(a)
1,855,237
7,069,092
Total Common Stock (Cost $99,522,383) 187,203,461
Money Market Fund - 0.1%
163,750 First American Treasury
Obligations Fund,
Class X, 3.60%
(b)
(Cost $163,750) 163,750
Investments, at value - 100.1% (Cost
$99,686,133) $ 187,367,211
Other Assets & Liabilities, Net - (0.1)% (220,973)
Net Assets - 100.0% $ 187,146,238
(a) Non-income producing security.
(b) Dividend yield changes daily to reflect current market
conditions. Rate was the quoted yield as of March 31, 2026.

DF DENT GROWTH FUNDS
DF DENT PREMIER GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
MARCH 31, 2026
the securities respective local market closes and the close of the
U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Level 1 value displayed in this table is Common Stock and a
Money Market Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN
CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO
FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S
AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE
REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S
SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY
TYPES INVESTED BY THE FUND.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 187,367,211
Level 2 - Other Significant Observable Inputs –
Level 3 - Significant Unobservable Inputs –
Total $ 187,367,211